Related party transactions - Loans receivable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Related party transactions
Loans to shareholders	$ 3,317
Castcrown Ltd
Related party transactions
Loans to shareholders	257
MX Capital Ltd
Related party transactions
Loans to shareholders	$ 3,317
Proportion of ownership interest in associate	48.80%